Loan commitments and financial guarantees contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	$ 501,887	$ 488,003
Documentary letters of credit [Member]
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	218,988	273,449
Stand-by letters of credit and guaranteed - Commercial risk [Member]
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	179,756	168,976
Credit commitments [Member]
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	$ 103,143	$ 45,578